FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Assets and Liabilities Unobservable Input Reconciliation (Details) - Derivative Financial Instruments, Assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Level 3 derivative net asset at January 1	$ 30	$ 11
(Loss) gain on commodity-related derivative financial instruments included in earnings	(15)	19
Level 3 derivative net asset at December 31	$ 15	$ 30